Non-Standardized Profit-Sharing Plan	12 Months Ended
Jul. 31, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Non-Standardized Profit-Sharing Plan [Line Items]
NON-STANDARDIZED PROFIT-SHARING PLAN

NOTE 8 - NON-STANDARDIZED PROFIT-SHARING PLAN

We currently provide a Non-Standardized Profit-Sharing Plan, adopted September 15, 2006. Under the plan our employees qualify to participate in the plan after one year of employment. Contributions under the plan are based on 25% of the annual base salary of each eligible employee up to $54,000 per year. Contributions under the plan are fully vested upon funding.

During the years ended July 31, 2022, and July 31, 2021, the Company issued 0 and 7,608,820 respectively, common shares to various employees as part of the Company’s profit-sharing plan contribution.

The Company recognized stock-based compensation expense for July 31, 2022, and July 31, 2021, of $0 and $247,287, respectively, equivalent to the value of the shares calculated based on the share’s closing price at the grant dates.